UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Summit Municipal Intermediate Fund	April 30, 2021
PRSMX	Investor Class
PAIFX	Advisor Class
PRTMX	I Class

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS

HIGHLIGHTS

■	The broad municipal bond market continued to rebound from intense selling pressures last spring and produced positive returns over the six months ended April 30, 2021.

■	The Summit Municipal Intermediate Fund and the Summit Municipal Income Fund outperformed their benchmarks but delivered mixed results versus their Lipper peer group averages.

■	Significant federal aid has relieved near-term budget pressures for state and local governments. However, we remain cautious on general obligation borrowers over a longer-term horizon due to their pension-related challenges.

■	While the potential for more interest rate volatility poses a threat to the market environment, we feel that technical factors and strengthening fundamentals will remain tailwinds for municipal bonds. Moreover, we believe that the possibility of higher taxes on some individuals and corporations could further support strong demand for securities that generate tax-free income.

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CIO Market Commentary

Dear Shareholder

Global stock markets produced very strong returns during the first half of your fund’s fiscal year, the six-month period ended April 30, 2021, while rising yields weighed on returns for bond investors. Although the coronavirus continued to spread in many regions, the beginning of vaccine distributions led investors to look beyond negative headlines in anticipation of a strong economic recovery.

All major global and regional equity benchmarks recorded positive results during the period, and returns in the 20% to 40% range were common across developed and emerging markets. Reports of successful vaccine trials in November increased hopes for a return to normalcy in 2021 and spurred a rotation toward segments that had been beaten down in the initial phase of the pandemic.

After a long period of underperformance, value shares outperformed their growth counterparts during the six-month period, and sector leaders also changed. Energy stocks produced strong gains as oil prices rebounded to their highest level in more than two years, and financials also outperformed as banks benefited from rising longer-term interest rates and improved lending margins. Meanwhile, information technology and consumer discretionary companies, which had been the big winners in the early days of the pandemic, trailed wider benchmarks, although they continued to produce solid gains. A weaker U.S. dollar aided returns for U.S. investors in most regions.

Besides the rollout of vaccines, extraordinary fiscal and monetary support from global governments and central banks remained a key factor in providing a supportive backdrop for markets. In the U.S., President Joe Biden signed the American Rescue Plan Act—a $1.9 trillion program that included direct payments of up to $1,400 to most Americans—into law in March. Central banks kept short-term lending rates near or even below zero, and both the Federal Reserve and the European Central Bank emphasized that the time had not yet arrived for scaling back asset purchases designed to keep downward pressure on long-term interest rates.

Although some regions continued to be impacted by lockdowns, there were signs of a rebound in many economies. The International Monetary Fund increased its forecast for global growth in 2021 to 6%, which would mark the fastest growth rate since 1976, and corporate earnings reports were generally better than expected.

While stock investors looked favorably on the continued accommodative policies and positive economic news, bond investors became concerned about rising inflation. As a result, yields of longer-term Treasuries and other high-quality sovereign debt surged during the period, weighing on returns in many fixed income sectors. High yield bonds, which are less sensitive to interest rate changes, produced strong results though, and tax-free municipal bonds recorded positive returns as states received pandemic-related financial assistance from the federal government and state tax revenues held up better than expected.

As we look ahead, the widespread rollout of vaccines, very supportive monetary and fiscal policies, and the release of pent-up consumer demand could provide support for additional market gains. However, we are aware that there are risks in this environment. Valuations are expensive under all but the most optimistic scenarios. In addition, there are signs of speculation in markets, as shown by the rapid rise in cryptocurrencies and capital formation through less conventional vehicles.

During the tumultuous market volatility of February and March 2020, our portfolio managers remained rooted in company fundamentals and focused on the long term—identifying companies with balance sheets that appeared strong enough to get them to the other side of this pandemic was a particular focus. As we hopefully move forward to better days, our investment teams will continue to follow this approach, applying strong fundamental analysis as they seek out the best investments for your portfolio.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

SUMMIT MUNICIPAL INTERMEDIATE FUND

INVESTMENT OBJECTIVE

The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

FUND COMMENTARY

How did the fund perform in the past six months?

The Summit Municipal Intermediate Fund returned 2.48% over the six-month period. The fund outperformed its Bloomberg Barclays benchmark but trailed its Lipper peer group average. (Returns for the Advisor and I Classes varied, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Economic growth and substantial federal aid for states and localities helped to strengthen the municipal bond market’s fundamental conditions, while proposals for higher tax rates on high-income earners and corporations reinforced consistently strong demand for securities that generate tax-free income. Aided by these factors, tax-exempt bonds continued to rebound from selling pressures last spring, led by gains in lockdown-sensitive segments. However, returns were prominently bifurcated across the credit quality and maturity spectrums, as investor demand for additional yield helped fuel outperformance for lower-rated, longer-maturity debt.

Reflecting the improvement in economic activity and risk sentiment, our selections of revenue-backed securities drove the fund’s outperformance versus its benchmark. Most notably, individual selections of industrial revenue/pollution control revenue (IDR/PCR) bonds benefited relative returns. Positive selections of special tax and power revenue bonds also supported relative performance, largely due to our investments in select Puerto Rico-based credits.

Asset allocation among revenue subsectors contributed to excess returns, particularly our overweight to transportation revenue bonds and underweight to the water and sewer subsector. However, our underweight to leasing revenue bonds modestly detracted from results. Positioning on the broad sector level—namely, our overweight to revenue-backed debt and underweight to general obligation (GO) bonds—added value.

Yield curve management marginally contributed to relative returns. The fund’s duration—a key measure of its interest rate sensitivity—was, on average, slightly shorter than the benchmark’s duration. This positioning helped results, particularly during February, when municipal yields followed Treasury yields sharply higher on fears that a possible inflation surge would prompt the Federal Reserve to prematurely tighten its monetary policy. However, the fund’s underweight to two-year maturities hindered performance as yields for short-dated issues decreased over the period.

How is the fund positioned?

Expressed through a generally neutral duration posture versus the benchmark, we continued to avoid large bets on interest rate movements. Over the past six months, the fund’s weighted average duration declined from 4.2 years to 4.0 years, finishing the reporting period slightly shorter than that of the benchmark.

Our allocations across credit qualities were little changed. Nearly half of the fund’s net assets were invested in securities with the highest credit ratings (AAA or AA). In terms of relative value, we continued to believe that A rated bonds, which represented a substantial share of the fund’s holdings, and those rated BBB offer the most attractive opportunities to earn incremental risk-adjusted yield. Additionally, we preserved a small position in non-investment-grade bonds (rated BB or lower) to enhance the fund’s yield profile, as well as a modest allocation to unrated bonds.

We maintained overweight positions in the revenue-backed transportation and health care subsectors, where we favored issuers with strong balance sheets and liquidity metrics. Supporting our thesis for these areas of the market, transportation and health care credits typically offer above-average yields and are predominantly shielded from the unfunded retirement liabilities most GO borrowers face. Moreover, we believe these subsectors provide ample opportunities for us to apply our rigorous credit research process to uncover bonds that, in our view, have been overlooked or undervalued by market participants.

Among transportation issuers, we continued to emphasize larger airports that serve as critical hubs for major airlines and, relatedly, are more insulated from economic downturns than small regional competitors. To that end, we purchased revenue bonds issued for Miami International Airport. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Most large airports entered the crisis with robust cash reserves that, along with federal assistance over the past year, have enabled them to withstand revenue losses during the pandemic. In addition, a meaningful improvement in passenger volumes—particularly for domestic travel—has supported a partial recovery in airport fundamentals.

We were also active in the IDR/PCR subsector during the period, purchasing prepaid gas bonds issued by the Texas Municipal Gas Acquisition & Supply Corporation.

As a result of substantial unfunded pension and other post-employment benefit liabilities most states and municipalities face, we remained cautious on the GO sector. In our view, these liabilities pose a long-term challenge to state and local government budgets that has yet to be fully priced in by market participants. However, our near-term outlook for the sector has grown more constructive in recent months, as significant fiscal aid through the American Rescue Plan Act has alleviated short-term budget pressures for state and local governments and left many with large cash balances.

Consistent with this view, we increased our tactical position in Illinois GO bonds, which benefited from additional compression in credit spreads. (Credit spreads are the yield differences between higher- and lower-quality bonds of similar maturity.) We also initiated a small position in Puerto Rico GO bonds following a careful research process, as we believed that federal stimulus and disaster relief funds would likely guide a positive credit trajectory for the commonwealth. To balance our tactical investments in these higher-yielding obligors, we also purchased bonds from high-grade issuers with strong economies and comparatively well-funded pension systems, such as the State of Washington.

What is portfolio management’s outlook?

The technical factors that have powered the municipal market through most of the pandemic—namely, robust demand and manageable levels of issuance—remain intact despite a recent bout of interest rate volatility. Meanwhile, fundamental credit conditions, which stayed solid over the past year, have recently been reinforced by substantial federal aid. Specifically, direct fiscal support for states and localities through the American Rescue Plan Act, coupled with stronger-than-projected tax receipts in many jurisdictions, has relieved budget pressures.

Although federal aid has bolstered the near-term finances of state and local issuers, we expect the longer-term situation to remain challenging for those that entered the crisis with existing budget stresses and significant long-term liabilities. In our view, large segments of the revenue sector are poised to benefit from further progress in vaccinations and increased economic activity. However, some revenue-backed bond issuers will grapple with their own financial pressures due to revenue shortfalls.

Nevertheless, due to its underlying credit strength, we anticipate that the municipal asset class will remain high quality, with low defaults and high recovery rates relative to other areas of fixed income. With the Federal Reserve’s monetary policy likely staying accommodative over the near term, we believe that demand for municipal debt and other technical factors should remain generally constructive, keeping borrowing costs for issuers low and bond prices high. Ultimately, we feel that in-depth credit research and security selection are essential and believe that our fundamental, bottom-up approach should help our clients navigate the market environment.

SUMMIT MUNICIPAL INCOME FUND

INVESTMENT OBJECTIVE

The fund seeks a high level of income exempt from federal income taxes.

FUND COMMENTARY

How did the fund perform in the past six months?

The Summit Municipal Income Fund returned 4.20% over the period. The fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index, as well as its Lipper peer group average. (Returns for the Advisor and I Classes varied, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Economic growth and substantial federal aid for states and localities helped to strengthen the municipal bond market’s fundamental conditions, while proposals for higher tax rates on high-income earners and corporations reinforced consistently strong demand for securities that generate tax-free income. Aided by these factors, tax-exempt bonds continued to rebound from selling pressures last spring, led by gains in lockdown-sensitive segments. However, returns were prominently bifurcated across the credit quality and maturity spectrums, as investor demand for additional yield helped fuel outperformance for lower-rated, longer-maturity debt.

Reflecting the improvement in economic activity and risk sentiment, our selections of revenue-backed securities drove outperformance versus the benchmark. Individual selections of industrial revenue/pollution control revenue (IDR/PCR) and transportation revenue bonds benefited relative returns most significantly, followed by those in the education and special tax subsectors.

Asset allocation also supported excess returns. Within the revenue sector, our underweight to water and sewer bonds and overweight to health care credits added value, although overweight exposure to the IDR/PCR subsector slightly hindered results. Our positioning on the broad sector level—namely, our underweight to general obligation (GO) bonds and overweight to revenue-backed debt—further supported relative performance.

Yield curve management contributed to relative returns. Specifically, our overweight exposures to bonds with 20- and 30-year maturities benefited results as yields declined at the longer end of the municipal curve. However, this was partially offset by our underweight position in the two-year part of the curve, where yields also decreased.

How is the fund positioned?

The fund’s weighted average duration—a key measure of its interest rate sensitivity—decreased from 5.1 years to 4.7 years, finishing the reporting period with a neutral posture versus the benchmark.

Meanwhile, the fund’s weighted average credit quality held steady. Roughly one-third of its net assets were invested in securities with the highest credit ratings (AAA or AA). In terms of relative value, we continued to believe that A rated bonds, which represented a substantial share of the fund’s holdings, and those rated BBB offer the most attractive opportunities to earn incremental risk-adjusted yield. Additionally, we preserved a position in non-investment-grade bonds (rated BB or lower) to enhance the fund’s yield profile.

We maintained overweight positions in the revenue-backed transportation and health care subsectors, where we favored issuers with strong balance sheets and liquidity metrics. Supporting our thesis for these areas of the market, transportation and health care credits typically offer above-average yields and are predominantly shielded from the unfunded retirement liabilities most GO borrowers face. Moreover, we believe these subsectors provide ample opportunities for us to apply our rigorous credit research process to uncover bonds that, in our view, have been overlooked or undervalued by market participants.

Among transportation issuers, we continued to emphasize major toll systems due in large part to their generally solid cash flow metrics, limited competition, and strong support for managed lane projects from federal and state sponsors. High-frequency mobility data continue to indicate steady improvement in toll road traffic, and we expect this trend to remain in place through at least 2021 as the country continues to reopen and most of the labor force returns to traditional worksites following temporary work-from-home arrangements. Notable purchases from this market segment included toll revenue bonds issued by the Central Texas Regional Mobility Authority. We also bought transportation revenue bonds for the New Jersey Turnpike Authority. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Additionally, we were active in the special tax revenue subsector, where we purchased personal income tax revenue bonds issued by the New York State Urban Development Corporation.

As a result of the substantial unfunded pension and other post-employment benefit liabilities most states and municipalities face, we remained cautious on the GO sector. In our view, these liabilities pose a long-term challenge to state and local government budgets that has yet to be fully priced in by market participants. However, our near-term outlook for the sector has grown more constructive in recent months, as significant fiscal aid through the American Rescue Plan Act has alleviated short-term budget pressures for state and local governments and left many with large cash balances.

Consistent with this view, we purchased New Jersey GO issues with shorter maturities, which benefited from additional compression in credit spreads. (Credit spreads are the yield differences between higher- and lower-quality bonds of similar maturity.) We also initiated a small position in Puerto Rico GO bonds following a careful research process, as we believed that federal stimulus and disaster relief funds would likely guide a positive credit trajectory for the commonwealth. To balance our tactical investments in these higher-yielding obligors, we also purchased bonds from high-grade issuers with strong economies and comparatively well-funded pension systems, such as the State of Washington.

What is portfolio management’s outlook?

The technical factors that have powered the municipal market through most of the pandemic—namely, robust demand and manageable levels of issuance—remain intact despite a recent bout of interest rate volatility. Meanwhile, fundamental credit conditions, which stayed solid over the past year, have recently been reinforced by substantial federal aid. Specifically, direct fiscal support for states and localities through the American Rescue Plan Act, coupled with stronger-than-projected tax receipts in many jurisdictions, has relieved budget pressures.

Although federal aid has bolstered the near-term finances of state and local issuers, we expect the longer-term situation to remain challenging for those that entered the crisis with existing budget stresses and significant long-term liabilities. In our view, large segments of the revenue sector are poised to benefit from further progress in vaccinations and increased economic activity. However, some revenue-backed bond issuers will grapple with their own financial pressures due to revenue shortfalls.

Nevertheless, due to its underlying credit strength, we anticipate that the municipal asset class will remain high quality, with low defaults and high recovery rates relative to other areas of fixed income. With the Federal Reserve’s monetary policy likely staying accommodative over the near term, we believe that demand for municipal debt and other technical factors should remain generally constructive, keeping borrowing costs for issuers low and bond prices high. Ultimately, we feel that in-depth credit research and security selection are essential and believe that our fundamental, bottom-up approach should help our clients navigate the market environment.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN MUNICIPAL SECURITIES

Funds that invest in municipal securities are subject to price declines due to rising interest rates, with long-term securities generally being the most sensitive to rate fluctuations. Other risks include credit rating downgrades, defaults on scheduled interest and principal payments, and the possibility that municipal securities will, because of legislation or a significant restructuring of federal income tax rates, lose their advantage as a source of tax-free income. Some income may be subject to state and local taxes and the federal alternative minimum tax.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2021, Bloomberg Index Services Ltd. Used with permission.

Note: Lipper, a Thomson Reuters Company, is the source for all Lipper content reflected in these materials. Copyright 2021 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the Summit Municipal Intermediate Fund and Summit Municipal Income Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

April 30, 2021 (Unaudited)

PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)		
MUNICIPAL SECURITIES 100.1%		
ALABAMA 0.1%		
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%, 5/1/32 (1)	4,340	4,952
		4,952
ALASKA 0.2%		
Alaska Housing Fin., Series B, 5.00%, 12/1/31	8,325	10,265
Valdez, Exxon Pipeline Project, Series A, VRDN, 0.03%, 12/1/33	1,200	1,200
Valdez, Exxon Pipeline Project, Series C, VRDN, 0.03%, 12/1/33	2,800	2,800
		14,265
ARIZONA 1.9%		
Arizona HFA, Banner Health, Series A, 5.00%, 1/1/23	1,430	1,543
Maricopa County IDA, Banner Health, IDRB, 5.00%, 1/1/32	10,465	12,705
Maricopa County IDA, Banner Health, Series C, IDRB, VRDN, 5.00%, 1/1/48 (Tender 10/18/24)	12,145	14,026
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%, 11/15/29	2,110	2,159
Peoria IDA, Sierra Winds Life Care Community, Series A, IDRB, 5.00%, 11/15/24	1,655	1,687
Phoenix Civic Improvement, 4.00%, 7/1/44	5,650	6,546
Phoenix Civic Improvement, 5.00%, 7/1/33 (2)	630	783
Phoenix Civic Improvement, 5.00%, 7/1/35 (2)	4,700	5,819
Phoenix Civic Improvement, 5.00%, 7/1/36 (2)	3,715	4,587
Phoenix Civic Improvement, Series A, 5.00%, 7/1/23 (2)	1,000	1,102
Phoenix Civic Improvement, Series A, 5.00%, 7/1/24 (2)	1,300	1,488
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25 (2)	2,195	2,596
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30	1,500	1,847
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31	4,175	5,124
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32	1,280	1,567
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33	3,060	3,736
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34	1,690	2,058
Phoenix IDA, Downtown Phoenix Student Housing, Series A, IDRB, 5.00%, 7/1/23	100	107
Phoenix IDA, Downtown Phoenix Student Housing, Series A, IDRB, 5.00%, 7/1/24	300	332
Phoenix IDA, Downtown Phoenix Student Housing, Series A, IDRB, 5.00%, 7/1/25	300	340
Phoenix IDA, Downtown Phoenix Student Housing, Series A, IDRB, 5.00%, 7/1/26	250	290
Phoenix IDA, Downtown Phoenix Student Housing, Series A, IDRB, 5.00%, 7/1/27	300	354
Phoenix IDA, Downtown Phoenix Student Housing, Series A, IDRB, 5.00%, 7/1/28	450	539

Phoenix IDA, Downtown Phoenix Student Housing, Series A, IDRB, 5.00%, 7/1/29	350	416
Phoenix IDA, Downtown Phoenix Student Housing, Series A, IDRB, 5.00%, 7/1/30	350	413
Phoenix IDA, Downtown Phoenix Student Housing, Series A, IDRB, 5.00%, 7/1/31	400	470
Phoenix IDA, Downtown Phoenix Student Housing, Series A, IDRB, 5.00%, 7/1/32	400	468
Phoenix IDA, Downtown Phoenix Student Housing, Series A, IDRB, 5.00%, 7/1/33	300	350
Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 12/1/28	2,480	2,549
Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/30	10,000	12,288
Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/31	12,990	15,894
Salt River Agricultural Improvement & Power Dist., Arizona Electric Sys., 5.00%, 1/1/31	3,000	3,775
Salt River Agricultural Improvement & Power Dist., Arizona Electric Sys., 5.00%, 1/1/32	6,695	8,860
		116,818
CALIFORNIA 9.3%		
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/31	1,000	1,094
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/33	2,000	2,187
Bay Area Toll Auth., San Francisco Bay Area, Series F-1, 5.00%, 4/1/28 (Prerefunded 4/1/22) (3)	8,985	9,386
California, GO, 4.00%, 11/1/35	6,355	7,821
California, GO, 4.00%, 11/1/36	6,000	7,353
California, GO, 4.00%, 11/1/37	3,595	4,391
California, GO, 5.00%, 4/1/29	2,840	3,729
California, GO, 5.00%, 9/1/31 (4)	5,400	7,260
California, GO, 5.00%, 11/1/31	7,875	10,176
California, GO, 5.00%, 9/1/32 (4)	4,000	5,343
California Dept. of Water Resources & Power Supply, Series O, 5.00%, 5/1/22 (5)	5,000	5,243
California Dept. of Water Resources & Power Supply, Central Valley, Series AW, 5.00%, 12/1/31	7,000	8,653
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33	2,075	2,593
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34	2,500	3,119
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35 (Prerefunded 11/15/25) (3)	9,380	11,311
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31 (Prerefunded 8/15/21) (3)	4,000	4,058
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35	3,963	4,784

California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33	7,862	9,213
California Infrastructure & Economic Dev. Bank, Series B, FRN, 100% of SIFMA + 0.70%, 0.76%, 12/1/50 (Tender 6/1/26)	3,375	3,403
California Municipal Fin. Auth., Caritas Affordable Housing, Series A, 5.00%, 8/15/30	1,000	1,108
California Public Works Board, Judicial Council, Series A, 5.00%, 3/1/27	1,350	1,465
California Public Works Board, Judicial Council, Series A, 5.00%, 3/1/28	1,660	1,800
California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/32	3,000	3,352
California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/33	2,380	2,659
California Statewide CDA, Loma Linda Univ. Medical Center, 5.25%, 12/1/29	2,630	3,001
California Statewide CDA, Loma Linda Univ. Medical Center, 5.25%, 12/1/34	10,830	12,244
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/25 (1)	2,265	2,640
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/27 (1)	1,005	1,182
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/28 (1)	4,235	4,950
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/29 (1)	3,000	3,487
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/30 (1)	6,875	7,949
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/31 (1)	4,275	4,923
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/36 (1)	7,750	8,817
California, Various Purpose, GO, 4.00%, 3/1/27	7,465	8,917
California, Various Purpose, GO, 4.00%, 3/1/28	8,000	9,725
California, Various Purpose, GO, 4.00%, 9/1/35	5,000	5,798
California, Various Purpose, GO, 5.00%, 8/1/24	5,275	6,091
California, Various Purpose, GO, 5.00%, 8/1/24	1,685	1,946
California, Various Purpose, GO, 5.00%, 10/1/26	16,565	18,071
California, Various Purpose, GO, 5.00%, 10/1/27	18,140	19,782
California, Various Purpose, GO, 5.00%, 11/1/27	20,000	22,354
California, Various Purpose, GO, 5.00%, 9/1/28	8,800	10,834
California, Various Purpose, GO, 5.00%, 10/1/29	13,950	16,115
California, Various Purpose, GO, 5.00%, 8/1/30	4,000	4,768
California, Various Purpose, GO, 5.00%, 8/1/33	12,000	14,966
California, Various Purpose, GO, 5.00%, 8/1/35	9,875	11,292
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27	21,250	26,896
California, Various Purpose, BID Group, GO, 5.00%, 8/1/30	8,000	9,807

Los Angeles County Metropolitan Transportation Auth., Refunding, Series A, 5.00%, 7/1/33	21,790	27,320
Los Angeles County Metropolitan Transportation Auth., Refunding, Series A, 5.00%, 7/1/34	23,360	29,269
Los Angeles Dept. of Airports, 5.00%, 5/15/32 (2)	6,100	7,759
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/40	2,315	3,050
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (2)	6,050	7,513
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33 (2)	7,920	10,302
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/27	90	95
Los Angeles Dept. of Water & Power, Series A-1, VRDN, 0.02%, 7/1/50	3,500	3,500
Los Angeles Dept. of Water & Power, Series A-2, VRDN, 0.02%, 7/1/51	1,000	1,000
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/29	15,735	17,336
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34	5,000	5,990
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M USD LIBOR + 0.72%, 0.855%, 7/1/27	3,970	3,993
San Francisco City & County Int'l. Airport, Series A, 5.00%, 5/1/22 (2)(5)	2,600	2,722
San Francisco City & County Int'l. Airport, Series A, 5.00%, 5/1/38 (2)	6,250	7,935
San Francisco City & County Int'l. Airport, Series A-1, VRDN, 0.09%, 5/1/30 (2)	3,825	3,825
San Francisco City & County Int'l. Airport, Series D, 5.00%, 5/1/23 (2)	1,975	2,160
San Francisco City & County Int'l. Airport, Series E, 5.00%, 5/1/37 (2)	4,450	5,539
San Francisco City & County Int'l. Airport, Series H, 5.00%, 5/1/30 (2)	8,335	10,641
San Francisco City & County Int'l. Airport, San Francisco Airport Commission, Series D, 5.00%, 5/1/34	3,800	4,864
San Francisco City & County Int'l. Airport, San Francisco Airport Commission, Series D, 5.00%, 5/1/35	6,735	8,582
San Francisco City & County Int'l. Airport, Unrefunded Balance, Series A, 5.00%, 5/1/23 (2)	1,975	2,160
San Francisco Community College Dist., GO, 5.00%, 6/15/29	905	1,067
San Francisco Community College Dist., GO, 5.00%, 6/15/30	3,000	3,530
San Francisco Community College Dist., GO, 5.00%, 6/15/31	4,060	4,773
San Jose Int'l. Airport, Series A, 4.00%, 3/1/34 (2)(6)	1,650	2,002
San Jose Int'l. Airport, Series A, 5.00%, 3/1/33 (2)	1,300	1,704
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28	1,750	1,968
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29	2,000	2,243
Univ. of California, Series AI, 5.00%, 5/15/32	13,500	14,766
Univ. of California, Series G, 5.00%, 5/15/32 (Prerefunded 5/15/22) (3)	2,795	2,935
Univ. of California Regents, Series G, 5.00%, 5/15/30 (Prerefunded 5/15/22) (3)	3,540	3,717

Univ. of California Regents Medical Center, Series B-1, VRDN, 0.02%, 5/15/32	4,500	4,500
Univ. of California Regents Medical Center, Series B-2, VRDN, 0.01%, 5/15/32	2,245	2,245
Univ. of California Regents, Unrefunded Balance, Series G, 5.00%, 5/15/37	10,075	10,561
Univ. of California, Unrefunded Balance, Series G, 5.00%, 5/15/30	4,260	4,467
Univ. of California, Unrefunded Balance, Series G, 5.00%, 5/15/32	2,575	2,700
		586,789
COLORADO 2.4%		
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%, 7/1/30 (Prerefunded 11/9/22) (3)	4,045	4,335
Colorado HFA, Children's Hosp., VRDN, 0.07%, 12/1/52	2,815	2,815
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)	3,400	3,956
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27	2,425	3,057
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28	5,450	7,025
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34	7,250	9,358
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2)	8,845	11,663
Denver City & County Airport, Series A, 5.00%, 12/1/32 (2)	3,510	4,405
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2)	6,550	8,196
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2)	22,700	28,276
Denver City & County Airport, Series A, 5.00%, 12/1/43 (2)	24,360	29,809
Denver City & County Airport, Series A, 5.25%, 11/15/23 (Prerefunded 11/15/21) (2)(3)	2,245	2,305
Denver City & County Airport, Series B, 5.00%, 11/15/29 (Prerefunded 11/15/22) (3)	2,645	2,841
Denver City & County Airport, Series B, 5.00%, 11/15/30 (Prerefunded 11/15/22) (3)	3,725	4,000
Denver City & County Airport, Series B, 5.25%, 11/15/28	3,000	3,367
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (2)	12,090	12,908
E-470 Public Highway Auth., Series B, FRN, 67% of 1M USD LIBOR + 1.05%, 1.124%, 9/1/39 (Tender 9/1/21)	3,575	3,576
Regional Transportation Dist., Fastracks Project, Series A, 5.00%, 11/1/29 (Prerefunded 11/1/22) (3)	3,875	4,154
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/21 (7)	200	206
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/23 (7)	585	651
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/23 (7)	230	256
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25 (7)	250	296
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (7)	575	702
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (7)	630	819
		148,976
CONNECTICUT 0.7%		
Connecticut, Series A, GO, 5.00%, 10/15/25	5,000	5,570
Connecticut, Series E, GO, 5.00%, 9/15/31	12,000	15,268

Connecticut HEFA, Yale New Haven Health, Series C, VRDN, 0.07%, 7/1/25	700	700
Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 10/1/29	10,000	11,068
Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 1/1/32	10,000	12,447
Mashantucket Western Pequot Tribe, (4.00% Cash and 2.05% PIK), 6.05%, 7/1/31 (8)(9)	384	33
		45,086
DELAWARE 0.2%		
Delaware, Series A, GO, 5.00%, 2/1/31	3,915	4,943
Delaware, Series A, GO, 5.00%, 2/1/32	3,000	3,775
Univ. of Delaware, 5.00%, 11/1/38	2,235	2,852
Univ. of Delaware, VRDN, 0.03%, 11/1/35	1,725	1,725
		13,295
DISTRICT OF COLUMBIA 2.5%		
District of Columbia, Series A, GO, 5.00%, 6/1/30	750	884
District of Columbia, Series A, GO, 5.00%, 6/1/31	5,000	5,889
District of Columbia, Series A, GO, 5.00%, 6/1/34	4,965	5,983
District of Columbia, Series A, GO, 5.00%, 6/1/36	4,550	5,623
District of Columbia, Series D, GO, 5.00%, 6/1/29	4,365	5,453
District of Columbia, Series D, GO, 5.00%, 6/1/32	10,000	12,399
District of Columbia Water & Sewer Auth., Series B, 5.00%, 10/1/36	2,000	2,363
District of Columbia, Georgetown Univ., 5.00%, 4/1/33	3,000	3,562
District of Columbia, Georgetown Univ., 5.00%, 4/1/34	1,800	2,132
District of Columbia, Georgetown Univ., 5.00%, 4/1/35	2,000	2,365
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/24 (2)	8,880	10,242
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/27 (2)	2,790	3,205
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/28 (2)	2,310	2,642
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/29 (2)	4,150	5,258
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/30 (2)	3,285	4,131
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/31 (2)	8,090	9,659
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/31 (2)	4,675	5,864
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/33 (2)	5,300	6,607
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/34 (2)	7,350	8,719

Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/35 (2)	9,795	11,601
Metropolitan Washington Airports Auth., Series B, 5.00%, 10/1/30 (2)	10,280	12,094
Metropolitan Washington Airports Auth., Airport Sys., Series A, 5.00%, 10/1/31 (2)	3,655	3,891
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/28	5,000	6,239
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/29	8,190	10,150
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/30	2,800	3,451
Washington Metropolitan Area Transit Auth., Series B, 5.00%, 7/1/35	4,060	4,975
		155,381
FLORIDA 8.9%		
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%, 12/1/23	1,125	1,227
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%, 12/1/21	500	513
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%, 12/1/22	500	536
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%, 12/1/24	1,200	1,388
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%, 12/1/34	2,615	3,333
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series B, 5.00%, 12/1/34	12,380	13,984
Brevard County HFA, Health First, 5.00%, 4/1/23	450	491
Brevard County HFA, Health First, 5.00%, 4/1/27	1,945	2,192
Brevard County HFA, Health First, 5.00%, 4/1/29	750	844
Brevard County HFA, Health First, 5.00%, 4/1/30	3,285	3,693
Brevard County HFA, Health First, 5.00%, 4/1/31	4,490	5,043
Brevard County HFA, Health First, 5.00%, 4/1/33	2,845	3,190
Brevard County HFA, Health First, 5.00%, 4/1/39	9,855	10,961
Broward County Airport, 5.00%, 10/1/27 (2)	1,250	1,557
Broward County Airport, 5.00%, 10/1/29 (2)	2,265	2,787
Broward County Airport, 5.00%, 10/1/30 (2)	1,250	1,529
Broward County Airport, 5.00%, 10/1/31 (2)	1,500	1,831
Broward County Airport, 5.00%, 10/1/32 (2)	1,815	2,212
Broward County Airport, 5.00%, 10/1/33 (2)	1,295	1,576
Broward County Airport, 5.00%, 10/1/34 (2)	1,500	1,822
Broward County Airport, Series A, 4.00%, 10/1/44 (2)	1,225	1,396
Broward County Airport, Series A, 5.00%, 10/1/33 (2)	4,840	6,098
Broward County Airport, Series A, 5.00%, 10/1/34 (2)	5,500	6,911

Broward County Airport, Series A, 5.25%, 10/1/29 (Prerefunded 10/1/23) (2)(3)	1,650	1,847
Broward County Airport, Series P-2, 5.00%, 10/1/25	3,700	3,948
Broward County Airport, Series P-2, 5.00%, 10/1/26 (Prerefunded 10/1/22) (3)	2,885	3,083
Broward County Airport, Series Q-1, 5.00%, 10/1/28 (Prerefunded 10/1/22) (3)	5,090	5,440
Broward County Airport, Series Q-2, 5.00%, 10/1/27 (Prerefunded 10/1/22) (2)(3)	2,000	2,135
Broward County Port Fac., Series C, 5.00%, 9/1/29	1,760	2,239
Broward County Port Fac., Series D, 5.00%, 9/1/26 (2)	2,760	3,310
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/25	750	859
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/26	1,250	1,466
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/27	1,500	1,792
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/28	1,500	1,819
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/29	500	613
Central Florida Expressway Auth., 4.00%, 7/1/35 (7)	3,500	4,332
Central Florida Expressway Auth., 4.00%, 7/1/37 (7)	4,000	4,911
Central Florida Expressway Auth., 4.00%, 7/1/38 (7)	150	183
Central Florida Expressway Auth., 4.00%, 7/1/39 (7)	3,070	3,744
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30	16,915	20,542
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/28	10,720	11,276
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29	4,965	6,239
Florida Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/27	6,175	6,198
Florida Board of Ed., Lottery Revenue, Series A, 5.00%, 7/1/23	10,035	11,086
Florida Dept. of Environmental Protection, Forever Revenue, Series B, 5.00%, 7/1/22	10,500	10,581
Florida DOT, Garvees, Series A, 5.00%, 7/1/30	10,085	13,400
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31	7,910	9,638
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25 (2)	10,000	11,922
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/27 (2)	15,315	19,194
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2)	3,000	3,647
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2)	6,500	7,888
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series A, 5.00%, 10/1/23 (2)	1,480	1,639
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B, 5.00%, 10/1/33	5,160	5,908
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B, 5.00%, 10/1/34	3,090	3,537
Jacksonville, Better Jacksonville Sales Tax, 5.00%, 10/1/21	5,075	5,175
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%, 10/1/30	5,000	5,329

JEA Electric System, Series A, VRDN, 0.10%, 10/1/36	6,000	6,000
Lee Memorial Health Sys., Series A-1, 4.00%, 4/1/37	1,300	1,504
Lee Memorial Health Sys., Series A-1, 5.00%, 4/1/34	1,240	1,558
Miami-Dade County Aviation, 5.00%, 10/1/27 (2)	2,925	3,351
Miami-Dade County Aviation, Series A, 5.00%, 10/1/23 (2)	9,000	9,596
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24 (2)	10,000	10,659
Miami-Dade County Aviation, Series A, 5.00%, 10/1/26 (Prerefunded 10/1/22) (2)(3)	5,000	5,333
Miami-Dade County Aviation, Series A, 5.00%, 10/1/29 (2)	1,800	2,056
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (2)	6,950	7,937
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (2)	9,590	10,910
Miami-Dade County Aviation, Series A, 5.00%, 10/1/38 (2)	5,930	6,895
Miami-Dade County Aviation, Series A, 5.00%, 10/1/49 (2)	12,335	15,067
Miami-Dade County Aviation, Series B, 5.00%, 10/1/25 (Prerefunded 10/1/22) (3)	3,000	3,204
Miami-Dade County Aviation, Series B, 5.00%, 10/1/26 (Prerefunded 10/1/22) (3)	12,420	13,265
Miami-Dade County Aviation, Series B, 5.00%, 10/1/27 (Prerefunded 10/1/22) (3)	4,980	5,319
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30	2,000	2,272
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31	2,000	2,271
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33	3,000	3,601
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26	4,530	5,167
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27	3,850	4,381
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28	2,775	3,152
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/26	3,900	4,110
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/28	5,565	5,859
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/30	1,250	1,316
Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/37	1,000	1,225
Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/38	520	635
Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/41	1,250	1,508
Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/42	1,750	2,107
Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/44	1,400	1,671
Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/46	850	1,012
Orange County Convention Center, Tourist Dev. Tax, 5.00%, 10/1/21	5,680	5,791
Orange County Convention Center, Tourist Dev. Tax, 5.00%, 10/1/22	12,020	12,829

Orange County Convention Center, Tourist Dev. Tax, 5.00%, 10/1/23	12,735	14,150
Orange County School Board, Series C, COP, 5.00%, 8/1/30	18,050	21,264
Orange County School Board, Series C, COP, 5.00%, 8/1/33	5,535	6,680
Orange County School Board, Series D, COP, 5.00%, 8/1/30	2,250	2,651
Orlando-Orange County Expressway Auth., 5.00%, 7/1/28	4,990	5,483
Orlando-Orange County Expressway Auth., 5.00%, 7/1/29	5,005	5,500
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32	11,550	12,687
Orlando-Orange County Expressway Auth., Series B, 5.00%, 7/1/24	1,830	2,017
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/27 (Prerefunded 6/1/23) (3)	3,900	4,293
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/28 (Prerefunded 6/1/23) (3)	5,000	5,504
South Broward Hosp. Dist., 5.00%, 5/1/22	3,000	3,143
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/21	1,250	1,267
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22	1,945	2,063
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/23	1,000	1,104
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34	6,385	7,780
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35	9,000	10,948
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/26	10,700	11,194
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/27	400	479
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/28	325	387
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/29	420	497
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/30	365	430
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/31	700	824
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/32	1,070	1,258
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/33	455	535
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation, Series A, 5.00%, 9/1/25	2,900	3,067
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation, Series A, 5.00%, 9/1/26	1,400	1,478
Tolomato Community Dev. Dist., Special Assessment, Series 2015-1, STEP, 0.00%, 5/1/40	415	398
Tolomato Community Dev. Dist., Special Assessment, Series 2015-2, STEP, 0.00%, 5/1/40	255	191
Tolomato Community Dev. Dist., Special Assessment, Series 2015-3, 6.61%, 5/1/40 (8)(10)	280	–
Tolomato Community Dev. Dist., Special Assessment, Series 3, 6.45%, 5/1/23 (8)(10)	155	–
Tolomato Community Dev. Dist., Special Assessment, Series A-4, STEP, 0.00%, 5/1/40	100	87
		558,954
GEORGIA 4.6%		
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27	1,825	2,046
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29	12,865	14,399

Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30	10,500	11,746
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31	14,440	16,141
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33	2,055	2,291
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/36	4,585	5,823
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/38	5,000	6,316
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 6.50%, 1/1/29	1,900	1,229
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 6.75%, 1/1/35	8,950	5,762
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 7.00%, 1/1/40	2,165	1,395
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/30	2,335	2,703
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/31	4,280	4,928
Atlanta Water & Wastewater, 5.00%, 11/1/31	12,860	15,077
Atlanta Water & Wastewater, 5.00%, 11/1/35 (Prerefunded 5/1/25) (3)	6,000	7,108
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%, 4/1/25	1,075	1,261
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%, 4/1/26	2,100	2,540
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/29	5,395	5,796
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/31	500	607
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/33	1,250	1,509
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/35	2,250	2,706
Fulton County Dev. Auth., Children's Healthcare of Atlanta, Series C, 5.00%, 7/1/34	1,475	1,911
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/31	400	485
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/32	1,000	1,210
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/33	2,000	2,414
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/34	2,515	3,029
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/26	1,860	2,241
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/28	1,200	1,483
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/29	1,780	2,185

Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/30	6,300	7,686
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/35	5,000	6,021
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/37	2,500	2,999
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/28	2,500	3,057
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/29	2,750	3,341
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/31	2,365	2,845
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/32	3,660	4,390
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/33	3,390	4,056
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/32	1,000	1,210
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/34	1,205	1,451
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/35	1,000	1,203
Main Street Natural Gas, Series A, 5.00%, 5/15/28	3,800	4,765
Main Street Natural Gas, Series A, 5.50%, 9/15/22	3,230	3,457
Main Street Natural Gas, Series A, 5.50%, 9/15/24	2,500	2,907
Main Street Natural Gas, Series A, 5.50%, 9/15/27	11,060	14,000
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A, 5.00%, 5/15/43	2,000	2,396
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C, VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	5,795	6,298
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)	17,455	20,237
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D, FRN, 67% of 1M USD LIBOR + 0.83%, 0.907%, 8/1/48 (Tender 12/1/23)	14,725	14,854
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B, 5.00%, 7/1/32	5,000	6,070
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/28	8,660	10,420
Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/29	9,290	11,557
Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/30	1,870	2,310
Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/31	1,965	2,416
Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/32	1,060	1,299

Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/33	665	814
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/30	2,675	3,305
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/31	1,560	1,918
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/32	1,700	2,083
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/33	1,845	2,257
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/34	2,005	2,446
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/35	3,415	4,158
Savannah Economic Dev. Auth., Marshes of Skidaway Island, 6.00%, 1/1/24 (5)	485	531
Savannah Economic Dev. Auth., Marshes of Skidaway Island, 7.00%, 1/1/34 (Prerefunded 1/1/24) (3)	3,000	3,523
		288,621
HAWAII 0.4%		
Hawaii Airports Sys., Series A, 5.00%, 7/1/43 (2)	6,000	7,256
Hawaii Airports Sys., Series D, 4.00%, 7/1/37	16,800	20,275
		27,531
IDAHO 0.1%		
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25	1,055	1,182
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26	1,000	1,117
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28	745	827
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29	650	719
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30	725	799
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31	720	793
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32	1,000	1,101
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29	2,185	2,602
		9,140
ILLINOIS 3.9%		
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/23 (Prerefunded 1/1/22) (2)(3)	5,500	5,670
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2)	23,000	26,584
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (2)	5,450	6,274
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (2)	13,000	14,924
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31	3,600	4,282
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34	8,450	10,361
Chicago Transit Auth., Federal Highway, 5.00%, 6/1/21	2,400	2,408
Chicago Transit Auth., Federal Highway, 5.00%, 6/1/22	3,405	3,569
Chicago Transit Auth., Federal Highway, 5.00%, 6/1/23	4,150	4,540

Chicago Wastewater, Series A, 5.00%, 1/1/32	4,045	4,911
Chicago Wastewater, Series A, 5.00%, 1/1/33	4,250	5,155
Chicago Wastewater, Series A, 5.00%, 1/1/34	4,460	5,399
Illinois, 4.00%, 6/1/32	530	582
Illinois, GO, 4.00%, 6/1/35	2,045	2,236
Illinois, GO, 5.375%, 5/1/23	1,080	1,184
Illinois, GO, 5.50%, 5/1/24	1,000	1,142
Illinois, GO, 5.50%, 5/1/25	1,000	1,183
Illinois, Series A, GO, 5.00%, 3/1/24	345	387
Illinois, Series A, GO, 5.00%, 3/1/25	1,500	1,737
Illinois, Series A, GO, 5.00%, 10/1/25	2,050	2,413
Illinois, Series A, GO, 5.00%, 11/1/25	3,825	4,512
Illinois, Series A, GO, 5.00%, 3/1/26	2,500	2,969
Illinois, Series A, GO, 5.00%, 3/1/27	4,000	4,839
Illinois, Series A, GO, 5.00%, 12/1/27	7,685	9,417
Illinois, Series B, GO, 5.00%, 3/1/24	875	981
Illinois, Series B, GO, 5.00%, 3/1/25	1,375	1,592
Illinois, Series B, GO, 5.00%, 3/1/26	2,325	2,761
Illinois, Series B, GO, 5.00%, 3/1/27	4,525	5,474
Illinois, Series D, GO, 5.00%, 11/1/21	13,030	13,322
Illinois, Series D, GO, 5.00%, 11/1/24	4,385	4,990
Illinois, Series D, GO, 5.00%, 11/1/25	20,335	23,704
Illinois Fin. Auth., Northwestern Memorial Hosp., Series A-2, VRDN, 0.04%, 8/15/42	15,040	15,040
Illinois Fin. Auth., Northwestern Memorial Hosp., Series A-4, VRDN, 0.04%, 8/15/42	1,270	1,270
Illinois Fin. Auth., Univ. of Chicago Medical, VRDN, 0.06%, 7/1/38	1,358	1,358
Illinois Fin. Auth., Univ. of Chicago Medical, Series D-1, VRDN, 0.03%, 8/1/43	12,465	12,465
Illinois Fin. Auth., Univ. of Chicago Medical, Series D-2, VRDN, 0.03%, 8/1/43	13,000	13,000
Illinois Fin. Auth., Univ. of Chicago Medical, Series E-2, VRDN, 0.03%, 8/1/43	4,550	4,550
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27	1,275	1,482
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28	1,150	1,332
Illinois State Toll Highway Auth., Series D, 5.00%, 1/1/22	1,445	1,491
Metropolitan Pier & Exposition Auth., McCormick Place, Series B, 5.00%, 12/15/28	9,000	9,380
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/23	5,075	5,545
		246,415
INDIANA 0.2%		
Indiana Fin. Auth., Duke Energy Project, Series A-5, VRDN, 0.04%, 10/1/40	1,800	1,800
Indiana Fin. Auth., Parkview Health System, Series B, VRDN, 0.04%, 11/1/39	3,890	3,890

Indiana Municipal Power Agency, Power Supply, Series A, 5.00%, 1/1/29	4,250	4,918
Valparaiso, Pratt Paper, 5.875%, 1/1/24 (2)	1,270	1,361
		11,969
IOWA 0.7%		
Iowa Fin. Auth., Iowa Fertilizer, 3.125%, 12/1/22	1,615	1,647
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50 (Tender 12/1/37)	5,980	6,609
Iowa Fin. Auth., Unity Point Health, Series B-2, VRDN, 0.04%, 2/15/39	13,555	13,555
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)	20,435	24,747
		46,558
KANSAS 0.4%		
Kansas DFA, Adventist Health/Sunbelt, Series A, 5.00%, 11/15/32	11,400	11,952
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/21	1,135	1,136
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/23	1,155	1,229
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/25	1,000	1,114
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/26	1,045	1,183
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/28	2,300	2,590
Wichita, Via Christi Health, Series A, 5.25%, 11/15/25 (Prerefunded 11/15/21) (3)	3,925	4,030
		23,234
KENTUCKY 1.6%		
Ashland, Ashland Medical Center, 5.00%, 2/1/27	660	770
Ashland, Ashland Medical Center, 5.00%, 2/1/29	805	963
Ashland, Ashland Medical Center, 5.00%, 2/1/30	370	447
Ashland, Ashland Medical Center, 5.00%, 2/1/31	460	552
Ashland, Ashland Medical Center, 5.00%, 2/1/32	125	149
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/27	8,625	10,110
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/28	3,105	3,615
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/29	5,250	6,072
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/31	1,000	1,146
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/32	3,250	3,713

Kentucky Public Energy Auth., Series A, VRDN, 4.00%, 4/1/48 (Tender 4/1/24)	10,000	10,965
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50 (Tender 2/1/28)	23,350	27,529
Louisville & Jefferson County Regional Airport Auth., UPS Worldwide, Series A, VRDN, 0.07%, 1/1/29 (2)	17,100	17,100
Louisville & Jefferson County Regional Airport Auth., UPS Worldwide, Series B, VRDN, 0.05%, 1/1/29 (2)	13,900	13,900
Louisville & Jefferson County Regional Airport Auth., UPS Worldwide, Series C, VRDN, 0.07%, 1/1/29 (2)	1,100	1,100
		98,131
LOUISIANA 0.7%		
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%, 9/1/27 (Tender 12/1/23)	5,075	5,158
New Orleans Aviation Board, North Terminal Project, Series B, 5.00%, 1/1/29 (2)	4,400	5,072
New Orleans Aviation Board, North Terminal Project, Series B, 5.00%, 1/1/31 (2)	6,000	6,867
Saint Charles Parish PCR, Shell Oil, VRDN, 0.07%, 9/1/23 (2)	10,200	10,200
Saint Charles Parish PCR, Shell Oil, Series A, VRDN, 0.07%, 10/1/22 (2)	3,200	3,200
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40 (Tender 6/1/22)	2,300	2,388
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.00%, 6/1/37 (Tender 4/1/23)	1,900	1,940
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN, 2.10%, 6/1/37 (Tender 7/1/24)	3,500	3,607
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 5/15/22	3,315	3,477
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 5/15/23	1,500	1,642
		43,551
MARYLAND 3.2%		
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%, 4/1/25	700	730
Baltimore City, Series C, 5.00%, 7/1/27	500	557
Baltimore City, Series C, 5.00%, 7/1/28	1,165	1,297
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34	3,570	4,331
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26	3,030	3,384
Baltimore City, Water Project, Series C, 5.00%, 7/1/34	2,155	2,614
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/23	990	1,028
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24	2,500	2,636
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25	1,500	1,636
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26	2,495	2,761
Howard County, Series D, GO, 5.00%, 2/15/31	5,480	6,937

Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/23 (2)	1,315	1,411
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/25 (2)	500	572
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 9/30/25 (2)	500	580
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 9/30/26 (2)	3,435	3,521
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/27 (2)	3,435	3,521
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/28 (2)	3,435	3,521
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 9/30/31 (2)	970	1,130
Maryland Economic Dev., Purple Line Light Rail, Series A, 5.00%, 3/31/24 (2)	21,440	21,975
Maryland Economic Dev., Purple Line Light Rail, Series B, 5.00%, 9/30/26 (2)	5,685	5,827
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%, 9/30/29 (2)	1,665	1,953
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/26	2,135	2,478
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/27	1,040	1,227
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/28	1,000	1,196
Maryland HHEFA, 5.00%, 7/1/28	2,275	2,584
Maryland HHEFA, 5.00%, 7/1/29	2,350	2,667
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29	2,000	2,447
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30	2,180	2,651
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31	1,950	2,362
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/25	1,000	1,054
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%, 5/15/31	2,660	3,099
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29	10,365	12,060
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30	2,785	3,237
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31	1,450	1,684
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26	2,500	2,772
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28	4,000	4,429
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38	1,970	2,167
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/33	1,000	1,149
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1, VRDN, 5.00%, 7/1/45 (Tender 7/1/25)	8,705	10,065
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)	2,400	2,926
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27 (Prerefunded 7/1/24) (3)	3,200	3,688

Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/28 (Prerefunded 7/1/24) (3)	12,180	14,036
Maryland Stadium Auth., Construction & Revitalization, 5.00%, 5/1/33	4,150	5,225
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37	1,500	1,846
Maryland State Transportation Auth., Series A, 4.00%, 7/1/38	500	615
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40	1,250	1,526
Maryland State Transportation Auth., Series A, 5.00%, 7/1/34	1,325	1,797
Maryland State Transportation Auth., Series A, 5.00%, 7/1/35	2,000	2,706
Maryland State Transportation Auth., Baltimore/Washington Int'l. Airport, 5.00%, 6/1/30 (2)	1,000	1,274
Montgomery County, Series A, GO, 5.00%, 11/1/25	11,060	13,330
Montgomery County, Series C, GO, 5.00%, 10/1/24	11,460	13,302
Montgomery County Housing Opportunities Commission, Series B, VRDN, 0.09%, 7/1/39 (2)	2,750	2,750
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/22	520	536
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23	650	681
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27	1,465	1,582
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29	1,075	1,156
		200,226
MASSACHUSETTS 1.4%		
Massachusetts, GO, 5.00%, 7/1/37	5,000	6,554
Massachusetts, GO, 5.00%, 7/1/38	3,250	4,248
Massachusetts, Series B, GO, 5.25%, 9/1/22 (7)	8,000	8,547
Massachusetts, Series C, GO, 5.50%, 12/1/23 (11)	4,500	5,112
Massachusetts Bay Transportation Auth., Series A-1, 4.00%, 7/1/37	3,750	4,616
Massachusetts Bay Transportation Auth., Series A-1, 4.00%, 7/1/38	2,500	3,062
Massachusetts Bay Transportation Auth., Series A-1, 4.00%, 7/1/39	4,325	5,278
Massachusetts Bay Transportation Auth., Series A-1, 4.00%, 7/1/40	4,050	4,927
Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-2, VRDN, 5.00%, 7/1/38 (Tender 1/30/25)	10,000	11,689
Massachusetts Ed. Fin. Auth., Series A, 5.50%, 1/1/22	3,500	3,509
Massachusetts School Building Auth., Series B, 5.00%, 8/15/27 (Prerefunded 8/15/22) (3)	6,205	6,593
Massachusetts School Building Auth., Series B, 5.00%, 8/15/27 (Prerefunded 8/15/22) (3)	245	260
Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series A, 5.00%, 8/15/27 (Prerefunded 8/15/22) (3)	4,850	5,153
Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/28 (Prerefunded 8/15/22) (3)	13,100	13,919

Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/30 (Prerefunded 8/15/22) (3)	5,260	5,589
		89,056
MICHIGAN 4.1%		
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/25 (7)	605	687
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/26 (7)	500	565
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/27 (7)	1,280	1,447
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/28 (7)	1,000	1,130
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/30 (7)	1,200	1,355
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%, 7/1/31	8,560	10,391
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%, 7/1/32	3,500	4,245
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%, 7/1/33	14,085	17,066
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%, 7/1/36	16,395	19,726
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46	8,000	9,479
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28	9,505	11,608
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29	6,225	7,581
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30	8,115	9,855
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31	5,540	6,725
Karegnondi Water Auth., Water Supply Sys., Series A, 5.00%, 11/1/22	2,810	3,004
Michigan Fin. Auth., Series A-2, 4.00%, 8/20/21	7,450	7,535
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/35	1,000	1,170
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28	8,870	10,875
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/30	11,880	14,413
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/31	3,000	3,629
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/32	480	579
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34	6,580	7,909
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/41	9,695	11,483
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28	2,505	2,942
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29	1,000	1,173
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30	850	997
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31	2,250	2,635
Michigan Fin. Auth., Trinity Health Credit Group, 5.00%, 12/1/31 (Prerefunded 6/1/22) (3)	6,960	7,326
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29	5,000	5,953

Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/34	5,000	6,174
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/35	5,750	7,086
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/37	5,000	6,133
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, Series C, 5.00%, 12/1/30	1,700	2,129
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, Series C, 5.00%, 12/1/31	1,050	1,313
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, Series C, 5.00%, 12/1/32	1,480	1,840
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(7)	14,615	17,703
Wayne County Airport Auth., Series B, 5.00%, 12/1/26 (2)	3,155	3,854
Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (2)	1,810	2,262
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2)	800	988
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2)	600	741
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2)	1,360	1,671
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2)	800	981
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2)	1,450	1,774
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (2)	3,830	4,560
Wayne County Airport Auth., Series F, 5.00%, 12/1/28 (2)	8,125	9,648
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (2)	3,500	4,096
		256,436
MINNESOTA 0.3%		
Minneapolis-Saint Paul Metropolitan Airports Commission, Series A, 5.00%, 1/1/27	6,500	7,290
Minneapolis-Saint Paul Metropolitan Airports Commission, Series A, 5.00%, 1/1/31	3,580	3,987
Minnesota Housing Fin. Agency, Series C, VRDN, 0.10%, 1/1/38 (2)	5,000	5,000
Minnesota, State Trunk Highway Bonds, Series B, GO, 5.00%, 10/1/24 (Prerefunded 10/1/21) (3)	3,400	3,468
		19,745
MISSISSIPPI 0.0%		
Jackson County, Chevron USA Project, VRDN, 0.05%, 12/15/24 (2)	680	680
		680
MISSOURI 0.3%		
Kansas City Ind. Dev. Auth., Kansas City Int'l. Airport, 4.00%, 3/1/38 (2)	6,400	7,492
Missouri HEFA, Saint Luke's Health Sys., 5.00%, 11/15/30	4,750	5,661
Saint Louis Airport, Series B, 5.00%, 7/1/21 (2)(7)	905	912
Saint Louis Airport, Series B, 5.00%, 7/1/22 (2)(7)	1,050	1,106

Saint Louis Airport, Series B, 5.00%, 7/1/23 (2)(7)	975	1,071
Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(7)	1,075	1,227
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(7)	2,725	3,217
		20,686
MONTANA 0.1%		
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23	835	864
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24	880	922
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25	925	978
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26	970	1,035
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28	1,060	1,136
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31	1,250	1,323
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32	445	470
		6,728
NEBRASKA 1.0%		
Central Plains Energy, Nebraska Gas, 5.00%, 9/1/42	12,130	12,892
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37	4,000	4,264
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49 (Tender 8/1/25)	8,580	9,758
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27	4,000	4,923
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29	4,000	5,081
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30	10,000	12,873
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31	2,000	2,609
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32	5,805	7,664
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/35	1,000	1,362
		61,426
NEVADA 0.3%		
Las Vegas Valley Water Dist., Series B, GO, 5.00%, 6/1/26	5,545	5,824
Truckee Meadows Water Auth., 5.00%, 7/1/32	4,000	4,842
Truckee Meadows Water Auth., 5.00%, 7/1/34	3,965	4,784
Truckee Meadows Water Auth., 5.00%, 7/1/35	1,195	1,439
		16,889
NEW HAMPSHIRE 0.2%		
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34	11,259	13,269
		13,269
NEW JERSEY 3.0%		
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%, 9/15/23 (2)	4,900	5,197
New Jersey Economic Dev. Auth., Continental Airlines, Series B, 5.625%, 11/15/30 (2)	2,000	2,243
New Jersey Economic Dev. Auth., Crains Mill Project, 5.00%, 1/1/49	5,800	6,597

New Jersey Economic Dev. Auth., Crane Mill Project, 5.00%, 1/1/34	2,025	2,349
New Jersey Economic Dev. Auth., Transportation Sys., 5.00%, 11/1/33	4,750	5,975
New Jersey Economic Dev. Auth., Transportation Sys., 5.00%, 11/1/34	4,350	5,448
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (7)	1,200	1,452
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A, 5.25%, 7/1/28	5,000	5,518
New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 6/15/32 (4)	5,275	6,846
New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 6/15/33 (4)	4,000	5,178
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%, 6/15/35 (4)	2,500	3,079
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%, 6/15/36 (4)	2,750	3,375
New Jersey Transportation Trust Fund Auth., Series B, 5.00%, 6/15/31 (4)	5,000	6,526
New Jersey Transportation Trust Fund Auth., Series B, 5.00%, 6/15/32 (4)	3,000	3,893
New Jersey Transportation Trust Fund Auth., Series B, 5.00%, 6/15/33 (4)	3,000	3,884
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%, 6/15/29	4,800	6,080
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%, 6/15/32	2,220	2,777
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%, 6/15/44	5,070	6,152
New Jersey Transportation Trust Fund Auth., Highway Reimbursement, 5.00%, 6/15/22	5,000	5,265
New Jersey Transportation Trust Fund Auth., Highway Reimbursement, Series A-1, 5.00%, 6/15/21	7,185	7,225
New Jersey Transportation Trust Fund Auth., Transportation Sys., Series A, 5.00%, 12/15/24	5,000	5,801
New Jersey Transportation Trust Fund Auth., Transportation System, Series A, 5.00%, 12/15/24	5,225	6,062
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42	5,370	6,373
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27 (Prerefunded 7/1/22) (3)	810	856
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/28 (Prerefunded 7/1/22) (3)	17,880	18,892
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/27 (Prerefunded 1/1/23) (3)	5,495	5,940
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/28 (Prerefunded 1/1/23) (3)	13,060	14,118
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33	5,000	6,155

New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25	2,000	2,328
New Jersey Turnpike Auth., Unrefunded Balance, Series A, 5.00%, 1/1/27 (Prerefunded 7/1/22) (3)	11,190	11,823
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%, 6/1/31	1,425	1,769
New Jersey, Emergency Bonds, Series A, GO, 4.00%, 6/1/30	8,000	9,817
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 6/1/22	400	420
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 6/1/23	1,930	2,114
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 6/1/24	2,630	2,991
Union County PCR, Exxon Mobile Project, VRDN, 0.03%, 10/1/24	1,500	1,500
		192,018
NEW MEXICO 0.3%		
Farmington PCR, Public Services of New Mexico, San Juan Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)	2,000	2,030
Farmington PCR, Public Services of New Mexico, San Juan Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)	5,750	5,821
Farmington PCR, Public Services of New Mexico, San Juan Project, Series F, VRDN, 1.20%, 6/1/40 (Tender 6/1/22) (2)	1,750	1,762
New Mexico Hosp. Equipment Loan Council, Series B, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)	9,750	11,518
		21,131
NEW YORK 14.2%		
Dormitory Auth. of the State of New York, Series D, 4.00%, 2/15/40	9,680	11,332
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/30	1,250	1,560
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/32	1,350	1,676
Dormitory Auth. of the State of New York, New York Univ., Series A, 5.00%, 7/1/32	5,525	6,852
Dormitory Auth. of the State of New York, Orange Regional Medical, 5.00%, 12/1/31 (1)	1,100	1,246
Dormitory Auth. of the State of New York, Pace Univ., Series A, 5.00%, 5/1/25 (Prerefunded 5/1/23) (3)	25	27
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded Balance, Series A, 5.00%, 5/1/25	975	1,054
Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 2/15/28	6,300	7,102
Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 3/15/33	8,490	9,923
Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/26	20,000	24,220

Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/32	18,985	23,564
Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/35	23,225	28,706
Dormitory Auth. of the State of New York, Personal Income Tax, Series E, 5.00%, 8/15/33	19,285	19,542
Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/29	8,000	9,799
Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/34	5,000	6,092
Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/35	3,425	4,181
Dormitory Auth. of the State of New York, Third Gen. Resolution, 5.00%, 5/15/29	5,850	6,138
Metropolitan Transportation Auth., Series C, 5.00%, 11/15/22	3,380	3,624
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24	6,180	7,171
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35	10,000	11,872
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29	10,000	12,065
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30	5,000	6,009
Metropolitan Transportation Auth., Series D-1, BAN, 5.00%, 9/1/22	37,560	39,892
Metropolitan Transportation Auth., Series E, 5.00%, 11/15/25 (Prerefunded 11/15/22) (3)	4,000	4,300
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A, 5.00%, 11/15/27	9,925	10,642
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB, 5.875%, 1/1/23 (8)	110	60
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB, 6.50%, 1/1/32 (8)	1,058	582
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB, 6.70%, 1/1/49 (8)	157	86
Nassau County IDA, Amsterdam at Harborside, Series B, IDRB, 5.50%, 7/1/20 (8)	20	16
Nassau County IDA, Amsterdam at Harborside, Series C, IDRB, 2.00%, 1/1/49 (8)(10)	596	60
Nassau County Local Economic Assistance, Catholic Health Services of Long Island, 5.00%, 7/1/27	1,650	1,872
New York City, Series 1, GO, 5.00%, 8/1/25	13,000	15,441
New York City, Series A-1, GO, 5.00%, 8/1/29	8,500	11,105
New York City, Series A-1, GO, 5.00%, 8/1/33	1,500	1,963
New York City, Series B-1, GO, 5.00%, 12/1/31	2,000	2,448
New York City, Series B-1, GO, 5.00%, 10/1/35	1,785	2,209
New York City, Series B-1, GO, 5.00%, 10/1/37	3,070	3,786
New York City, Series D, GO, 5.00%, 8/1/28	9,965	10,773
New York City, Series E, GO, 5.00%, 8/1/28	6,125	6,759
New York City, Series E, GO, 5.00%, 8/1/29	2,770	2,994
New York City, Series E, GO, 5.00%, 8/1/29 (Prerefunded 2/1/23) (3)	3,780	4,095

New York City, Series E-3, GO, 5.00%, 8/1/23	7,100	7,184
New York City, Series F-1, GO, 5.00%, 3/1/28 (Prerefunded 3/1/23) (3)	9,000	9,802
New York City, Series F-1, GO, 5.00%, 3/1/44	5,700	7,281
New York City, Series I, GO, 5.00%, 3/1/28	14,730	16,598
New York City IDA, Yankee Stadium Project, 4.00%, 3/1/32 (7)	5,470	6,652
New York City Transitional Fin. Auth. Building Aid, Series S-1, 5.00%, 7/15/24	5,950	6,006
New York City Transitional Fin. Auth. Building Aid, Series S-1, 5.00%, 7/15/25	5,625	5,940
New York City Transitional Fin. Auth. Building Aid, Series S-1, 5.00%, 7/15/26	15,000	15,839
New York City Transitional Fin. Auth. Building Aid, Series S-1, 5.00%, 7/15/32	16,155	20,155
New York City Transitional Fin. Auth. Building Aid, Series S-2, 5.00%, 7/15/32	7,715	9,625
New York City Transitional Fin. Auth. Future Tax, 5.00%, 8/1/34	5,160	6,452
New York City Transitional Fin. Auth. Future Tax, Series A, 5.00%, 11/1/27	3,290	3,368
New York City Transitional Fin. Auth. Future Tax, Series A, 5.00%, 11/1/31	10,000	13,357
New York City Transitional Fin. Auth. Future Tax, Series A, 5.00%, 2/1/33	9,000	11,019
New York City Transitional Fin. Auth. Future Tax, Series A-1, 5.00%, 8/1/24	11,500	13,251
New York City Transitional Fin. Auth. Future Tax, Series A-2, 5.00%, 8/1/36	16,840	20,907
New York City Transitional Fin. Auth. Future Tax, Series A-3, 4.00%, 5/1/43	5,120	5,956
New York City Transitional Fin. Auth. Future Tax, Series B-1, 4.00%, 11/1/39	8,500	10,051
New York City Transitional Fin. Auth. Future Tax, Series C, 5.00%, 11/1/27	19,480	23,007
New York City Transitional Fin. Auth. Future Tax, Series F-1, 5.00%, 5/1/33	11,300	13,934
New York City Transitional Fin. Auth. Future Tax, Series F-1, 5.00%, 5/1/34	3,000	3,696
New York City Transitional Fin. Auth. Future Tax, Series F-3, 5.00%, 2/1/31	7,450	8,924
New York City Water & Sewer System, 5.00%, 6/15/26	6,250	7,683
New York City Water & Sewer System, 5.00%, 6/15/31	5,680	7,008
New York City Water & Sewer System, 5.00%, 6/15/37	19,000	23,287
New York City Water & Sewer System, 5.00%, 6/15/40	5,195	6,625
New York City Water & Sewer System, VRDN, 0.04%, 6/15/45	3,800	3,800
New York City Water & Sewer System, Series CC, 4.00%, 6/15/41	2,530	3,006
New York City Water & Sewer System, Series DD-3A, VRDN, 0.04%, 6/15/43	11,490	11,490

New York City Water & Sewer System, Series EE, 5.00%, 6/15/29	7,440	7,836
New York City Water & Sewer System, Series EE, 5.00%, 6/15/31	13,070	13,763
New York City Water & Sewer System, Series FF, 5.00%, 6/15/28	6,945	7,313
New York State Thruway Auth., Personal Income Tax, Series A, 5.00%, 3/15/25	1,000	1,088
New York State Thruway Auth., Personal Income Tax, Series A, 5.00%, 3/15/27	2,830	3,076
New York State Urban Dev., Series A, 5.00%, 3/15/41	5,250	6,729
New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/23	10,725	11,695
New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/24	6,325	7,183
New York State Urban Dev., Personal Income Tax, Series C, 5.00%, 3/15/28	14,775	16,064
New York State Urban Dev., Personal Income Tax, Series C-2, 5.00%, 3/15/33	18,775	23,357
New York Transportation Dev., American Airlines, 5.00%, 8/1/26 (2)	7,935	8,018
New York Transportation Dev., American Airlines, 5.00%, 8/1/31 (2)	4,980	5,031
New York Transportation Dev., American Airlines JFK Int'l. Airport, 5.00%, 8/1/21 (2)	3,150	3,185
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (2)	5,165	6,092
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2)	5,535	6,765
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/23 (2)	1,075	1,199
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/24 (2)	1,250	1,434
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/25 (2)	850	1,004
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/28 (2)	1,450	1,817
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/29 (2)	1,000	1,273
New York Transportation Dev., Terminal One Group, 5.00%, 1/1/22 (2)	2,245	2,312
New York Transportation Dev., Terminal One Group, 5.00%, 1/1/23 (2)	1,845	1,981
Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/22 (2)	7,175	7,671
Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/23 (2)	5,000	5,571
Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/28 (2)	5,410	6,180
Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/26 (2)	28,545	34,845
Port Auth. of New York & New Jersey, Series 222, 5.00%, 7/15/34	5,000	6,505

Port Auth. of New York & New Jersey, Series 223, 4.00%, 7/15/39 (2)	5,200	6,115
Port Auth. of New York & New Jersey, Series 223, 4.00%, 7/15/40 (2)	5,100	5,983
Port Auth. of New York & New Jersey, Series 223, 4.00%, 7/15/41 (2)	4,925	5,760
Port Auth. of New York & New Jersey, Consolidated Bonds, 4.00%, 9/1/39 (2)	1,400	1,624
Port Auth. of New York & New Jersey, Consolidated Bonds, Series 222, 5.00%, 7/15/32	150	197
Port Auth. of New York & New Jersey, Consolidated Bonds, Series 222, 5.00%, 7/15/33	3,065	4,007
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/26	32,550	34,921
Utility Debt Securitization Auth., Series TE, 5.00%, 12/15/29	9,190	10,330
		892,665
NORTH CAROLINA 2.6%		
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/35 (4)	1,880	2,342
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/36 (4)	1,875	2,326
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38 (4)	2,225	2,739
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/39 (4)	610	748
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/40 (4)	2,030	2,480
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/41 (4)	2,000	2,436
Charlotte Airport Special Fac. Revenue, Series A, 5.00%, 7/1/27	3,670	3,671
Charlotte Water & Sewer, 5.00%, 7/1/24	5,000	5,752
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 4.00%, 1/15/35	7,200	7,959
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%, 1/15/34	3,700	4,363
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%, 1/15/38	4,000	4,675
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, Series A, 5.00%, 1/15/28	6,210	6,428
New Hanover County, Regional Medical Center, 5.00%, 10/1/28 (Prerefunded 10/1/21) (3)	3,000	3,058
New Hanover County, Regional Medical Center, 5.00%, 10/1/29 (Prerefunded 10/1/27) (3)	800	1,009
New Hanover County, Regional Medical Center, 5.00%, 10/1/30 (Prerefunded 10/1/27) (3)	4,235	5,341
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%, 1/1/33	5,205	6,261

North Carolina Eastern Municipal Power Agency, Series A, 5.00%, 1/1/26 (Prerefunded 7/1/22) (3)	1,195	1,263
North Carolina Eastern Municipal Power Agency, Series B, 6.00%, 1/1/22 (5)(12)	4,450	4,622
North Carolina Eastern Municipal Power Agency, Series D, 5.00%, 1/1/25 (Prerefunded 7/1/22) (3)	9,120	9,636
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/21	230	233
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/22	855	893
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/23	595	638
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/24	705	773
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/25	485	539
North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/30 (Prerefunded 6/1/25) (3)	2,715	3,219
North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/31 (Prerefunded 6/1/25) (3)	7,000	8,300
North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/32 (Prerefunded 6/1/25) (3)	2,000	2,372
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series A, 5.00%, 1/1/31	10,025	11,814
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/25 (Prerefunded 1/1/22) (3)	5,000	5,160
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/29 (Prerefunded 1/1/22) (3)	1,300	1,342
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/31 (Prerefunded 1/1/22) (3)	1,315	1,357
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series C, 5.00%, 1/1/29	3,000	3,556
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26) (3)	215	258
North Carolina Municipal Power Agency No. 1, Catawba Electric, Unrefunded Balance, Series C, 5.00%, 1/1/30	9,785	11,562
North Carolina Turnpike Auth., 5.00%, 1/1/24 (7)	700	784
North Carolina Turnpike Auth., 5.00%, 1/1/25	1,300	1,511
North Carolina Turnpike Auth., 5.00%, 1/1/26 (7)	1,350	1,619
North Carolina Turnpike Auth., 5.00%, 1/1/27 (7)	2,400	2,960
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24	15,525	17,485
Univ. of North Carolina at Chapel Hill, Series A, VRDN, 0.04%, 2/15/31	2,210	2,210
Univ. of North Carolina at Chapel Hill, Series B, VRDN, 0.04%, 2/15/31	7,765	7,765
		163,459

OHIO 1.2%		
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2, 5.00%, 6/1/55	23,955	26,910
Cleveland Airport, Series A, 5.00%, 1/1/27 (7)	1,525	1,761
Cleveland Airport, Series A, 5.00%, 1/1/28 (7)	3,055	3,527
Cleveland Airport, Series A, 5.00%, 1/1/30 (7)	1,650	1,894
Cleveland Airport, Series A, 5.00%, 1/1/31 (7)	1,000	1,147
Columbus, Series A, GO, 4.00%, 8/15/27	4,625	5,288
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30	1,100	1,357
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31	1,000	1,228
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32	1,600	1,960
Hamilton County, Life Enriching Community, 5.00%, 1/1/22	365	372
Hamilton County, Life Enriching Community, 5.00%, 1/1/23	400	420
Hamilton County, Life Enriching Community, 5.00%, 1/1/24	525	566
Hamilton County, Life Enriching Community, 5.00%, 1/1/25	800	882
Hamilton County, Life Enriching Community, 5.00%, 1/1/26	550	618
Hamilton County, Life Enriching Community, 5.00%, 1/1/31	1,500	1,662
Montgomery County, Catholic Health Initiatives, 5.25%, 5/1/29 (Prerefunded 11/12/23) (3)	1,535	1,715
Montgomery County, Catholic Health Initiatives, Unrefunded Balance, 5.25%, 5/1/29 (Prerefunded 11/13/23) (3)	2,860	3,189
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/31	5,480	6,895
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/33	2,735	3,420
Ohio State Univ., Series B-1, VRDN, 0.03%, 12/1/34	2,000	2,000
Ohio, Infrastructure Improvement, Series A, GO, 5.00%, 9/1/23	7,000	7,787
		74,598
OREGON 0.7%		
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/23	250	262
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/25	280	302
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/27	305	332
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/28	320	347
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/29	335	363
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/30	355	383
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/31	370	399
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/32	390	420
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/33	410	440

Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%, 8/15/25	500	594
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%, 8/15/26	400	490
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%, 8/15/27	500	628
Oregon, GO, 4.00%, 5/1/38	2,575	3,198
Oregon, GO, 4.00%, 5/1/39	1,870	2,306
Oregon, Series D, GO, 4.00%, 6/1/38	1,835	2,282
Oregon, Series D, GO, 4.00%, 6/1/39	1,820	2,247
Oregon, Series E, GO, 5.00%, 6/1/34	1,000	1,355
Oregon, Series E, GO, 5.00%, 6/1/35	850	1,148
Oregon, Series E, GO, 5.00%, 6/1/36	1,000	1,346
Oregon, Series E, GO, 5.00%, 6/1/37	1,420	1,906
Oregon, Series E, GO, 5.00%, 6/1/38	1,750	2,340
Oregon, Series E, GO, 5.00%, 6/1/39	5,245	6,994
Oregon, Series E, GO, 5.00%, 6/1/40	1,500	1,996
Oregon Fac. Auth., Peace Health, Series A, VRDN, 0.04%, 8/1/34	1,900	1,900
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (2)	3,185	3,820
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2)	1,685	2,016
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2)	1,135	1,356
		41,170
PENNSYLVANIA 1.1%		
Allentown Neighborhood Improvement Zone Dev. Auth., Center City, 5.00%, 5/1/33 (1)	1,500	1,785
Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/23 (1)	1,050	1,129
Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/28 (1)	2,250	2,724
Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/25	1,550	1,821
Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/26	2,000	2,419
Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/27	2,000	2,480
Cumberland County Municipal Auth., Asbury Obligated Group, 5.00%, 1/1/22	170	174
Philadelphia, Series A, TRAN, 4.00%, 6/30/21	10,700	10,766
Philadelphia Airport, Series C, 5.00%, 7/1/28 (2)	13,000	16,455
Philadelphia HHEFA, Children's Hosp., Series B, VRDN, 0.01%, 7/1/41	7,950	7,950
State Public School Building Auth., Philadelphia School Dist., Series A, 5.00%, 6/1/31 (7)	9,160	11,133

State Public School Building Auth., Philadelphia School Dist., Series A, 5.00%, 6/1/32 (7)	10,000	12,142
		70,978

PUERTO RICO 2.8%

Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/33	3,885	4,090
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 5.125%, 7/1/37	3,565	3,759
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 5.25%, 7/1/42	4,115	4,345
Puerto Rico Commonwealth, Public Improvement, Series A, GO, 5.00%, 7/1/41 (8)(10)	26,330	21,196
Puerto Rico Commonwealth, Public Improvement, Series A, GO, 5.125%, 7/1/37 (10)(13)	7,955	6,583
Puerto Rico Commonwealth, Public Improvement, Series A, GO, 5.75%, 7/1/28 (10)(13)	4,165	3,535
Puerto Rico Commonwealth, Public Improvement, Series B, GO, 5.75%, 7/1/38 (10)(13)	6,000	5,190
Puerto Rico Commonwealth, Public Improvement, Series B, GO, 6.50%, 7/1/37 (10)(13)	1,865	1,676
Puerto Rico Commonwealth, Public Improvement, Series C, GO, 5.90%, 7/1/28 (10)(13)	3,020	2,608
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)(13)	130	120
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%, 7/1/27 (10)(13)	170	157
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%, 7/1/28 (10)(13)	500	464
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/20 (10)(13)	630	580
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/24 (10)(13)	2,380	2,201
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/25 (10)(13)	830	768
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/26 (10)(13)	985	911
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/27 (10)(13)	130	120
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%, 7/1/28 (10)(13)	70	65
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%, 7/1/33 (10)(13)	6,525	6,052
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%, 7/1/18 (10)(13)	535	489
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%, 7/1/27 (10)(13)	215	199

Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%, 7/1/40 (10)(13)	610	566
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%, 7/1/36 (10)(13)	480	448
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%, 7/1/17 (10)(13)	150	132
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/17 (10)(13)	265	241
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/28 (10)(13)	190	176
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/19 (10)(13)	1,890	1,734
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/23 (10)(13)	530	492
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/24 (10)(13)	225	209
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%, 7/1/34	20,221	22,064
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%, 7/1/58	30,723	34,611
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/31	9,647	7,529
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/33	34,049	24,627
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%, 7/1/40	16,370	17,894
		175,831
RHODE ISLAND 0.3%		
Central Falls Detention Fac., 7.25%, 7/15/35 (8)(10)	980	176
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/21 (5)	1,305	1,326
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/22 (5)	2,705	2,880
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/23 (5)	1,000	1,113
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/22	1,950	2,039
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/23	1,950	2,103
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/24	5,025	5,568
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/25	1,425	1,616
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/26	1,630	1,886
		18,707

SOUTH CAROLINA 1.1%		
Lexington County Health Services Dist., Lexington Medical Center, 5.00%, 11/1/27	1,595	2,003
Lexington County Health Services Dist., Lexington Medical Center, 5.00%, 11/1/29	3,010	3,716
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%, 10/1/48 (Tender 2/1/24)	21,000	22,921
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health Sys., 5.00%, 11/1/26 (Prerefunded 11/1/22) (3)	1,000	1,072
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health Sys., 5.00%, 11/1/29 (Prerefunded 11/1/22) (3)	9,360	10,035
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligation Group, Series A, 5.00%, 5/1/32	7,055	8,712
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligation Group, Series A, 5.00%, 5/1/34	8,370	10,276
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligation Group, Series A, 5.00%, 5/1/43	4,440	5,351
South Carolina Public Service Auth., Series A, 4.00%, 12/1/37	2,000	2,381
		66,467
SOUTH DAKOTA 0.1%		
South Dakota HEFA, Sanford Health Group, Series B, 5.00%, 11/1/34	4,300	4,917
		4,917
TENNESSEE 2.3%		
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/25	1,300	1,502
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/26	1,000	1,151
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/27	1,050	1,201
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/28	1,000	1,138
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/29	1,000	1,133
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/25	2,500	2,733
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/30	2,735	3,412
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/31	5,560	5,991
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/32	4,000	4,310
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/33	7,250	7,813

Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/34	4,550	4,903
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/37	10,325	12,630
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series 2018A, 5.00%, 7/1/36	2,255	2,766
Memphis-Shelby County Airport Auth., Series A, 5.00%, 7/1/45 (2)	12,235	15,424
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/21 (2)	1,250	1,259
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/22 (2)	2,250	2,373
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/23 (2)	3,155	3,470
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24 (2)	670	765
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/25 (2)	2,350	2,770
Metropolitan Gov't. of Nashville & Davidson County, Series C, GO, 5.00%, 7/1/32 (Prerefunded 7/1/25) (3)	8,000	9,531
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/30	2,250	2,719
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35	2,000	2,406
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40	6,185	7,408
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46	5,000	5,943
Tennergy, Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24)	10,000	11,466
Tennessee, Series B, GO, 5.00%, 8/1/30	6,860	8,385
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/21	2,330	2,368
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	12,770	14,663
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	4,945	6,017
		147,650
TEXAS 10.8%		
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%, 2/15/35 (7)	2,500	3,100
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/25 (2)	650	773
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/26 (2)	1,100	1,342
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/29 (2)	1,200	1,439
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/31 (2)	1,550	1,848
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/32 (2)	1,600	2,033
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/33 (2)	2,000	2,533
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/33 (2)	1,130	1,342

Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/36 (2)	1,000	1,256
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/37 (2)	2,680	3,358
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/23	1,405	1,478
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/24	410	444
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/25	500	554
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/26	500	566
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/33	1,800	1,996
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/22	1,650	1,665
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/23	1,000	1,022
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/24	500	516
Austin Water & Wastewater Sys. Revenue, 5.00%, 11/15/30	5,340	6,672
Central Texas Regional Mobility Auth., 5.00%, 1/1/22	845	868
Central Texas Regional Mobility Auth., 5.00%, 1/1/23	1,000	1,073
Central Texas Regional Mobility Auth., 5.00%, 1/1/32	6,475	7,552
Central Texas Regional Mobility Auth., 5.00%, 1/1/33	3,970	4,617
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/23	475	511
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/33 (Prerefunded 1/1/23) (3)	2,600	2,811
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34	900	1,074
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36	750	889
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%, 8/15/33	10,000	11,616
Cypress-Fairbanks Independent School Dist., GO, 5.00%, 2/15/29	3,840	4,473
Cypress-Fairbanks Independent School Dist., Series A, GO, 4.00%, 2/15/37	675	846
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32	5,000	5,950
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/33	1,825	2,171
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/24	1,025	1,189
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/25	910	1,090
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/26	1,500	1,848
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29 (2)	6,000	6,672
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/29	5,985	6,391
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/27	1,300	1,458
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28	2,000	2,239
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/29	1,300	1,454
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28	1,850	2,073
Dallas/Fort Worth Int'l. Airport Fac. Improvement., UPS, VRDN, 0.07%, 5/1/32 (2)	1,900	1,900

Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/22	450	472
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/34	1,750	1,950
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.25%, 9/1/29	1,000	1,133
Grand Parkway Transportation, Grand Parkway Sys., 4.00%, 10/1/45	19,285	22,511
Grand Parkway Transportation, Tela Supported, Series A, 5.00%, 10/1/34	8,495	10,635
Gulf Coast Auth., Exxon Mobil Project, Series A, VRDN, 0.05%, 6/1/30 (2)	1,000	1,000
Gulf Coast Auth., Exxon Mobil Project, Series B, VRDN, 0.05%, 6/1/25 (2)	5,845	5,845
Gulf Coast IDA, Exxon Mobil Project, VRDN, 0.02%, 11/1/41	3,315	3,315
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/22)	5,275	5,656
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/24)	5,500	6,371
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 12/1/24	2,170	2,518
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 12/1/30 (Prerefunded 12/1/24) (3)	3,300	3,852
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%, 8/15/31	3,000	3,762
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%, 8/15/32	2,550	3,196
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28	2,000	2,390
Houston, Series A, GO, 5.00%, 3/1/22	1,975	2,055
Houston Airport, Series B-1, 5.00%, 7/15/35 (2)	8,350	9,237
Houston Airport, United Airlines, Terminal E, 4.75%, 7/1/24 (2)	11,130	11,679
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2)	10,200	11,144
Houston Combined Utility, Series B-3, VRDN, 0.06%, 5/15/34	2,200	2,200
Houston Combined Utility, Series C, 5.00%, 5/15/27	8,950	10,165
Houston Combined Utility, Series C, 5.00%, 5/15/28	6,655	7,554
Houston Independent School Dist., GO, 5.00%, 2/15/31	3,710	4,576
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31	3,275	3,926
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32	6,500	7,785
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25	2,485	2,807
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/27	6,000	6,757
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/31	750	962
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/32	1,000	1,279
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/33	1,100	1,405

Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/34	1,000	1,273
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/41	4,250	5,402
Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/26	2,890	3,158
Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/28	9,800	10,698
Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/30	13,805	15,073
Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/31	10,000	10,912
Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/36	6,055	6,592
Lower Colorado River Auth., LCRA Transmission Services Project, Series D, 5.00%, 5/15/30	4,450	5,206
Lower Colorado River Auth., LCRA Transmission Services Project, Series D, 5.00%, 5/15/31	4,630	5,415
Mission Economic Dev., Natagasoline, Series B, 4.625%, 10/1/31 (1)(2)	10,700	11,354
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/23	250	275
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24	500	570
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25	750	882
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26	1,020	1,193
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27	2,145	2,496
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29	780	898
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30	835	956
North Texas Tollway Auth., Series A, 5.00%, 1/1/26	135	151
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/22 (5)	2,195	2,265
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/23	3,580	3,863
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/25	2,000	2,155
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/26	2,495	2,689
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/27	5,525	6,195
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/29 (Prerefunded 1/1/22) (3)	2,935	3,029
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31	3,700	4,382
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31	1,250	1,481
North Texas Tollway Auth., 1st Tier, Series B, 5.00%, 1/1/27 (Prerefunded 1/1/22) (3)	10,205	10,531
North Texas Tollway Auth., 1st Tier, Series B, 5.00%, 1/1/28 (Prerefunded 1/1/22) (3)	7,440	7,678
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34	9,235	10,641
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/25	2,640	2,843
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/26	700	754
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30	6,530	7,733
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/31	10,690	11,946
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/32	1,815	2,201

North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33	3,910	4,735
North Texas Tollway Auth., 2nd Tier, Series B, Refunding, 5.00%, 1/1/31	2,000	2,360
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33	2,265	2,772
San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/27	1,500	1,791
San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/28	1,720	2,049
San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/29	1,200	1,428
San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/30	1,500	1,781
Tarrant County College Dist., GO, 5.00%, 8/15/22	8,830	9,384
Tarrant County College Dist., GO, 5.00%, 8/15/23	8,270	9,181
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources, Series A, 5.00%, 2/15/34	3,615	4,307
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%, 12/15/26	27,810	32,669
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior Lien, Series A, 5.25%, 12/15/25	4,460	5,362
Texas Municipal Gas Acquisition & Supply I, Senior Lien, Series A, 5.25%, 12/15/22	2,435	2,628
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27	6,700	8,340
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28	3,600	4,559
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29	4,800	6,169
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	5,600	7,301
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31	9,475	12,547
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32	5,375	7,220
Texas Private Activity Bond Surface Transportation, Tarrant Expressway, Series A, 5.00%, 12/31/35	6,000	7,558
Texas Private Activity Bond Surface Transportation, Tarrant Expressway, Series A, 5.00%, 12/31/36	3,235	4,065
Texas Transportation Commission, Central Texas Turnpike, Series B, 5.00%, 8/15/32	14,785	16,743
Texas Transportation Commission, Central Texas Turnpike, Series C, 5.00%, 8/15/31	7,415	8,359
Texas Transportation Commission, Central Texas Turnpike, Series C, 5.00%, 8/15/32	400	450
Texas Transportation Commission, First Tier, 5.00%, 10/1/23	14,000	15,635
Texas Transportation Commission, Mobility Fund, GO, 5.00%, 10/1/27	6,100	6,925
Texas Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/1/31	12,420	15,569
Texas Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/1/33	8,000	9,974
Texas Transportation Commission, Mobility Fund, Series B, GO, 5.00%, 10/1/33	19,275	24,031

Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27	2,500	2,879
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28	1,600	1,839
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28	12,080	13,836
		680,175
UTAH 1.0%		
Murray, IHC Health Services, Series B, VRDN, 0.02%, 5/15/37	3,070	3,070
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2)	2,200	2,680
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2)	3,500	4,351
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2)	2,560	3,108
Salt Lake City Airport, Series A, 5.00%, 7/1/32 (2)	3,925	4,755
Salt Lake City Airport, Series A, 5.00%, 7/1/32 (2)	1,825	2,261
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2)	5,050	6,237
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2)	3,500	4,304
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2)	6,000	7,359
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2)	6,695	7,976
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (2)	7,750	9,367
Utah County, Series C, 0.04%, 5/15/51	4,000	4,000
Utah Transit Auth., Sales Tax, 5.00%, 6/15/25 (Prerefunded 6/15/22) (3)	2,250	2,372
Utah Transit Auth., Sales Tax, 5.00%, 6/15/28 (Prerefunded 6/15/22) (3)	3,850	4,059
		65,899
VIRGINIA 4.4%		
Arlington County, Series A, GO, 5.00%, 8/1/23 (Prerefunded 8/1/22) (3)	6,300	6,682
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32	555	725
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34	2,405	3,122
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35	500	648
Arlington County IDA, Virginia Hosp. Center, IDRB, 5.00%, 7/1/33	1,265	1,647
Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%, 7/1/23	1,480	1,542
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station, 5.00%, 8/1/30	1,400	1,869
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station, 5.00%, 8/1/31	1,450	1,941
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station, 5.00%, 8/1/32	2,200	2,932
Fairfax County IDA, Inova Health, Series B, IDRB, 5.00%, 5/15/26	3,600	4,390
Fairfax County IDA, Inova Health, Series D, 5.00%, 5/15/28	15,250	15,956
Fairfax County Redev. & Housing Auth., Wedgewood Affordable Housing, 5.00%, 10/1/34	3,715	4,678
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/30	1,645	1,844
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/31	1,000	1,119

Fredericksburg Economic Dev. Auth., Medicorp Health, 5.25%, 6/15/22	3,415	3,601
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/27	1,325	1,563
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/28	3,160	3,710
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/27 (Prerefunded 8/1/26) (3)	1,190	1,465
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 7/1/29 (Prerefunded 7/1/24) (3)	3,890	4,466
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/31 (Prerefunded 8/1/26) (3)	5,700	7,015
Hampton Roads Sanitation Dist., Wastewater, Series A, , 5.00%, 8/1/30 (Prerefunded 8/1/26) (3)	3,635	4,474
Hampton Roads Sanitation Dist., Wastewater, Unrefunded Balance, Series A, 5.00%, 8/1/27	2,280	2,803
Hampton Roads Transportation Accountability Commission, Series A, BAN, 5.00%, 7/1/22	15,550	16,421
Loudoun County Economic Dev. Auth., Howard Hughes Medical, Series A, IDRB, VRDN, 0.05%, 2/15/38	2,500	2,500
Norfolk Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/28 (Prerefunded 11/1/22) (3)	5,000	5,360
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	3,795	4,876
Upper Occoquan Sewage Auth., 5.00%, 7/1/26 (Prerefunded 7/1/25) (3)	7,925	9,441
Upper Occoquan Sewage Auth., 5.00%, 7/1/29 (Prerefunded 7/1/25) (3)	13,000	15,487
Virginia College Building Auth., Series A, 5.00%, 9/1/29	4,825	5,887
Virginia College Building Auth., Series A, 5.00%, 9/1/29 (Prerefunded 9/1/26) (3)	175	215
Virginia College Building Auth., Public Higher Ed. Fin., Series A, 5.00%, 2/1/30 (Prerefunded 2/1/25) (3)	13,800	16,195
Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/25	5,500	6,519
Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/30	7,900	9,978
Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/32	7,075	8,831
Virginia Commonwealth Transportation Board, Federal Highway Transportation, 5.00%, 9/15/30	5,000	6,121
Virginia Commonwealth Transportation Board, Federal Highway Transportation, Series A, GAN, 5.00%, 9/15/24 (Prerefunded 3/15/22) (3)	2,175	2,267
Virginia Commonwealth Transportation Board, Federal Highway Transportation, Series A, GAN, 5.00%, 9/15/27 (Prerefunded 3/15/22) (3)	5,000	5,212

Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 3/15/25	3,950	4,655
Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 3/15/31	8,540	10,684
Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 9/15/31	6,725	8,420
Virginia Public Building Auth., Series B, 5.00%, 8/1/23	3,025	3,354
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.25%, 1/1/32 (2)	3,850	4,047
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.50%, 1/1/42 (2)	11,315	11,912
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%, 1/1/44 (2)	1,905	1,958
Virginia Small Business Fin. Auth., I-95 Express Lanes, Series 2012, 5.00%, 7/1/34 (2)	1,500	1,542
Virginia Small Business Fin. Auth., I-95 Express Lanes, Series 2017, 5.00%, 7/1/34 (2)	29,100	29,916
Winchester Economic Dev. Auth., Valley Health Sys., 5.00%, 1/1/30	250	292
Winchester Economic Dev. Auth., Valley Health Sys., 5.00%, 1/1/31	2,275	2,651
Winchester Economic Dev. Auth., Valley Health Sys., 5.00%, 1/1/33	3,000	3,490
Winchester Economic Dev. Auth., Valley Health Sys., Series A, 5.00%, 1/1/27 (Prerefunded 1/1/24) (3)	750	842
Winchester Economic Dev. Auth., Valley Health Sys., Series A, 5.00%, 1/1/28 (Prerefunded 1/1/24) (3)	450	505
Winchester Economic Dev. Auth., Valley Health Sys., Series A, 5.00%, 1/1/29 (Prerefunded 1/1/24) (3)	945	1,061
		278,831
WASHINGTON 3.0%		
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%, 11/1/31	18,555	22,107
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%, 11/1/32	6,480	7,714
Energy Northwest, Columbia Generating Station, Series A, 5.00%, 7/1/30	2,640	3,113
Energy Northwest, Columbia Generating Station, Series A, 5.00%, 7/1/34	4,850	5,988
Port of Seattle, Series A, 5.00%, 8/1/31	3,500	3,702
Port of Seattle, Series B, 5.00%, 10/1/25 (2)	4,845	5,730
Port of Seattle, Series B, 5.00%, 3/1/32	2,000	2,286
Washington, Series C, GO, 5.00%, 2/1/46	6,530	8,491
Washington, Series F, GO, 5.00%, 6/1/46 (4)	11,305	14,801
Washington Health Care Fac. Auth., Commonspirit Health, Series B-1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24)	5,500	6,184

Washington Health Care Fac. Auth., Commonspirit Health, Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)	1,550	1,803
Washington, Motor Vehicle Fuel Tax, GO, 5.00%, 7/1/26	4,130	4,359
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 8/1/29	7,415	8,807
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%, 7/1/29	12,850	14,959
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%, 7/1/32	9,200	10,691
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34	15,540	19,338
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35	5,810	7,218
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35	5,630	7,066
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33	4,500	5,470
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34	5,000	6,075
Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34	18,485	23,003
		188,905
WISCONSIN 1.5%		
Wisconsin, Series 1, GO, 5.00%, 5/1/30	2,250	3,023
Wisconsin, Series 1, GO, 5.00%, 5/1/31	2,805	3,752
Wisconsin, Series 3, GO, 5.00%, 11/1/29	13,500	16,829
Wisconsin, Series 3, GO, 5.00%, 11/1/30	13,740	17,062
Wisconsin, Series 3, GO, 5.00%, 11/1/32	10,835	13,392
Wisconsin, Series A, GO, 5.00%, 5/1/34	14,545	17,128
Wisconsin, Series B, GO, 5.00%, 5/1/28 (Prerefunded 5/1/22) (3)	1,750	1,835
Wisconsin HEFA, Advocate Aurora Health Credit Group, Series B-3, VRDN, 5.00%, 8/15/54 (Tender 1/31/24)	4,500	5,064
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/23	515	570
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24	950	1,091
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25	1,420	1,687
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27	1,700	2,138
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29	770	962
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/27 (1)	1,950	2,121
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/31 (1)	1,220	1,314
Wisconsin, Unrefunded Balance, Series 2, GO, 5.00%, 5/1/25 (Prerefunded 5/1/22) (3)	4,925	5,164
		93,132
Total Investments in Securities 100.1% of Net Assets (Cost $5,916,286)		$ 6,301,340

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $78,276 and represents 1.2% of net assets.
(2)	Interest subject to alternative minimum tax.
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	When-issued security
(5)	Escrowed to maturity
(6)	Insured by Build America Mutual Assurance Company
(7)	Insured by Assured Guaranty Municipal Corporation
(8)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(9)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10)	Non-income producing
(11)	Insured by AMBAC Assurance Corporation
(12)	Insured by National Public Finance Guarantee Corporation
(13)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
CDFI	Community Development Financial Institution
COP	Certificate of Participation
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
FRN	Floating Rate Note
GAN	Grant Anticipation Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
PIK	Payment-in-kind
RAC	Revenue Anticipation Certificate
SIFMA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

The accompanying notes are an integral part of these financial statements.

April 30, 2021 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The fund has three classes of shares: the Summit Municipal Intermediate Fund (Investor Class), the Summit Municipal Intermediate Fund–Advisor Class (Advisor Class) and the Summit Municipal Intermediate Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund's financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs On April 30, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.

Mortgage-Backed Securities The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

LIBOR The fund may invest in instruments that are tied to reference rates, including the London Interbank Offered Rate (LIBOR). On March 5, 2021, the ICE Benchmark Administration Limited, the administrator of LIBOR, announced its intention to cease publishing a majority of the USD LIBOR settings immediately after publication on June 30, 2023, with the remaining USD LIBOR settings to end immediately after publication on December 31, 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $549,551,000 and $191,084,000, respectively, for the six months ended April 30, 2021.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2020, the fund had $27,612,000 of available capital loss carryforwards.

At April 30, 2021, the cost of investments for federal income tax purposes was $5,916,286,000. Net unrealized gain aggregated $385,054,000 at period-end, of which $391,906,000 related to appreciated investments and $6,852,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At April 30, 2021, the effective annual group fee rate was 0.28%.

The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; other non-recurring expenses permitted by the investment management agreement; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2021 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $346,000 remain subject to repayment by the fund at April 30, 2021. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2021, expenses incurred pursuant to these service agreements were $34,000 for Price Associates and $68,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

As of April 30, 2021, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 10,435,004 shares of the Investor Class, representing 4% of the Investor Class's net assets and 651,525 shares of the I Class, representing less than 1% of the I Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2021, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of April 30, 2021.

NOTE 6 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. During 2020, a novel strain of coronavirus (COVID-19) resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

These types of events, such as the global pandemic caused by COVID-19, may also cause widespread fear and uncertainty, and result in, among other things: enhanced health screenings, quarantines, cancellations, and travel restrictions, including border closings; disruptions to business operations and supply chains and customer activity; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the fund, its investment advisers, and the fund’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operation systems, extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at a meeting held on March 8–9, 2021 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2020, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other direct and indirect benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Advisor bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to contractual expense limitations agreed to by the Advisor with respect to the Investor Class, Advisor Class, and I Class). The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class Expense Group); (ii) total expenses and actual management fees of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.

Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group and Advisor Class Expense Group) and fourth quintile (Expense Universe); and the fund’s total expenses ranked in the fourth and fifth quintiles (Investor Class Expense Group), first quintile (Advisor Class Expense Group), and third and fourth quintiles (Expense Universe).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Advisor and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2021

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2021